UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Austria (1.6%)
Banks
Erste Group Bank AG (a)	86,832	$2,441

Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,751	926
		3,367
Brazil (6.3%)
Banks
Banco Bradesco SA (Preference)	328,666	2,474
Itau Unibanco Holding SA (Preference)	302,593	2,627
		5,101
Diversified Telecommunication Services
Telefonica Brasil SA (Preference)	77,500	975

Food & Staples Retailing
Raia Drogasil SA	120,809	1,754

Food Products
BRF SA	189,676	2,707

Internet Software & Services
MercadoLibre, Inc.	15,643	1,844
Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	62,260	1,208
		13,589
Chile (0.6%)
Multi-line Retail
SACI Falabella	181,969	1,268

China (16.0%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	224,800	421

Banks
Bank of China Ltd. H Shares (b)	6,963,000	2,890
China Construction Bank Corp. H Shares (b)	5,907,810	3,770
		6,660
Construction & Engineering
China Machinery Engineering Corp. H Shares (b)	603,000	421

Diversified Consumer Services
TAL Education Group ADR (a)(c)	13,357	664

Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)	868,000	1,146

Food Products
China Mengniu Dairy Co., Ltd. (b)	438,000	697

Hotels, Restaurants & Leisure
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (b)	920,000	375

Independent Power Producers & Energy Traders
Huadian Power International Corp., Ltd. H Shares (b)	862,000	549

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	531,200	1,986
China Taiping Insurance Holdings Co., Ltd. (a)(b)	297,400	653
		2,639
Internet & Catalog Retail
JD.com, Inc. ADR (a)	49,788	1,319

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)(c)	19,100	1,510
NetEase, Inc. ADR	3,610	518
Tencent Holdings Ltd. (b)	408,000	8,331
		10,359
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)(b)	968,000	538

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	790,000	715
Sihuan Pharmaceutical Holdings Group Ltd. (b)	906,000	259
		974
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	404,000	1,279

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	210,000	1,142

Transportation Infrastructure
Shenzhen International Holdings Ltd. (b)	416,500	675

Wireless Telecommunication Services
China Mobile Ltd. (b)	436,500	4,865
		34,723
Colombia (0.9%)
Construction Materials
Cemex Latam Holdings SA (a)	154,928	666

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	608
Grupo de Inversiones Suramericana SA (Preference)	48,500	633
		1,241
		1,907

Czech Republic (1.2%)
Banks
Komercni Banka AS	11,730	2,591

Egypt (0.4%)
Banks
Commercial International Bank Egypt SAE	210,815	912

Hong Kong (2.8%)
Insurance
AIA Group Ltd.	443,600	2,513

Textiles, Apparel & Luxury Goods
Samsonite International SA	1,080,300	3,621
		6,134
India (9.9%)
Automobiles
Maruti Suzuki India Ltd.	31,469	1,766

Banks
HDFC Bank Ltd.	153,895	2,916
IndusInd Bank Ltd.	156,101	2,281
		5,197
Construction & Engineering
Larsen & Toubro Ltd.	104,027	1,911

Construction Materials
Shree Cement Ltd.	11,775	2,209

Consumer Finance
Shriram Transport Finance Co., Ltd.	173,540	2,498

Machinery
Ashok Leyland Ltd.	2,011,499	3,299

Media
Zee Entertainment Enterprises Ltd.	11,108	65

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	125,479	1,713

Personal Products
Marico Ltd.	392,362	1,447

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	103,149	1,238
		21,343
Indonesia (3.6%)
Banks
Bank Negara Indonesia Persero Tbk PT	659,500	259

Diversified Telecommunication Services
Link Net Tbk PT (a)	2,657,000	823

XL Axiata Tbk PT (a)	3,926,200	1,184
		2,007
Machinery
United Tractors Tbk PT	614,800	709

Media
Surya Citra Media Tbk PT	2,948,300	698

Multi-line Retail
Matahari Department Store Tbk PT	1,509,500	2,089

Pharmaceuticals
Kalbe Farma Tbk PT	6,559,200	715

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	1,260,600	175

Trading Companies & Distributors
AKR Corporindo Tbk PT	933,500	489

Transportation Infrastructure
Jasa Marga Persero Tbk PT (a)	1,817,000	740
		7,881
Korea, Republic of (12.6%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	23,361	1,332
LIG Nex1 Co., Ltd.	5,817	536
		1,868
Automobiles
Kia Motors Corp.	32,784	1,385

Chemicals
LG Chem Ltd.	5,441	1,558

Construction & Engineering
Hyundai Development Co-Engineering & Construction	28,642	1,151

Electric Utilities
Korea Electric Power Corp.	29,679	1,562

Household Durables
Coway Co., Ltd.	22,928	1,935

Industrial Conglomerates
SK Holdings Co., Ltd.	9,623	1,876

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	2,901	748

Internet Software & Services
NAVER Corp.	3,053	1,701

Media
Innocean Worldwide, Inc.	2,298	162

Personal Products
Amorepacific Corp.	5,846	1,976
Cosmax, Inc. (c)	5,149	565
		2,541
Software
Nexon Co., Ltd.	89,000	1,518

Specialty Retail
Hotel Shilla Co., Ltd. (c)	13,731	798

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	4,674	5,362
Samsung Electronics Co., Ltd. (Preference)	3,174	3,073
		8,435
Wireless Telecommunication Services
SK Telecom Co., Ltd.	722	132
		27,370
Mexico (7.1%)
Banks
Grupo Financiero Banorte SAB de CV Series O	595,009	3,372

Beverages
Fomento Economico Mexicano SAB de CV ADR	49,315	4,749

Chemicals
Mexichem SAB de CV	511,915	1,253

Construction Materials
Cemex SAB de CV ADR (a)	435,452	3,170

Industrial Conglomerates
Alfa SAB de CV	925,634	1,863

Multi-line Retail
El Puerto de Liverpool SAB de CV	77,249	913
		15,320
Pakistan (1.1%)
Banks
United Bank Ltd.	974,500	1,407

Construction Materials
Lucky Cement Ltd.	205,900	1,056
		2,463
Panama (0.5%)
Airlines
Copa Holdings SA, Class A (c)	15,714	1,065

Peru (1.7%)
Banks
Credicorp Ltd.	23,899	3,131

Metals & Mining
Cia de Minas Buenaventura SA ADR (a)	69,131	509
		3,640
Philippines (4.3%)
Banks
BDO Unibank, Inc.	400,470	890
Metropolitan Bank & Trust Co.	1,056,368	1,891
		2,781
Diversified Financial Services
Ayala Corp.	7,770	126
Metro Pacific Investments Corp.	11,088,900	1,414
		1,540
Industrial Conglomerates
DMCI Holdings, Inc.	3,731,900	1,086
LT Group, Inc.	2,640,700	895
SM Investments Corp.	102,932	2,122
		4,103
Transportation Infrastructure
International Container Terminal Services, Inc.	547,880	806
		9,230
Poland (3.9%)
Banks
Bank Pekao SA	33,268	1,468

Food & Staples Retailing
Eurocash SA	75,658	1,082
Jeronimo Martins SGPS SA	123,581	2,022
		3,104
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA	63,039	1,249

Road & Rail
PKP Cargo SA	39,194	451

Textiles, Apparel & Luxury Goods
CCC SA	32,803	1,404
LPP SA	552	814
		2,218
		8,490
Russia (1.9%)
Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	58,330	1,236

Internet Software & Services
Mail.ru Group Ltd. GDR (a)	70,574	1,532

Yandex N.V., Class A (a)	89,385	1,369
		2,901
		4,137
South Africa (6.7%)
Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	435,748	1,053

Household Durables
Steinhoff International Holdings N.V. H Shares	378,142	2,481

Media
Naspers Ltd., Class N	28,549	3,985

Oil, Gas & Consumable Fuels
Sasol Ltd.	51,021	1,526

Paper & Forest Products
Mondi PLC	105,287	2,017

Wireless Telecommunication Services
MTN Group Ltd. (c)	162,345	1,487
Vodacom Group Ltd.	172,867	1,879
		3,366
		14,428
Taiwan (10.4%)
Chemicals
Formosa Plastics Corp.	255,000	632

Diversified Financial Services
Chailease Holding Co., Ltd.	677,508	1,181
Fubon Financial Holding Co., Ltd.	952,000	1,213
		2,394
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	275,758	1,217
Hon Hai Precision Industry Co., Ltd.	1,047,550	2,760
		3,977
Food Products
Uni-President Enterprises Corp.	1,108,070	1,945

Internet Software & Services
PChome Online, Inc.	58,000	639

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,469,000	1,709
Advanced Semiconductor Engineering, Inc. ADR	14,876	87
Taiwan Semiconductor Manufacturing Co., Ltd.	1,207,455	6,078
		7,874
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	192,000	1,575
Pegatron Corp.	604,000	1,409
		2,984

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	93,758	1,234

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	260,000	844
		22,523
Thailand (2.1%)
Banks
Kasikornbank PCL NVDR	88,200	434

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,093,620	1,150

Professional Services
DKSH Holding AG (a)(c)	22,803	1,559

Real Estate Management & Development
Central Pattana PCL (Foreign)	424,300	621
Land and Houses PCL (Foreign)	2,887,700	735
		1,356
		4,499
Turkey (1.2%)
Food Products
Ulker Biskuvi Sanayi AS	163,393	1,212

Household Durables
Arcelik AS	214,703	1,460
		2,672
United States (0.7%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	18,559	1,519
Total Common Stocks (Cost $190,069)		211,071

Investment Company (0.4%)
Thailand (0.4%)
Transportation Infrastructure
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $987)	2,650,146	866

Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	3,557,795	3,558

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $260; fully collateralized by a U.S. Government obligation; 4.50% due 8/15/39; valued at $265)	$260	260
Merrill Lynch & Co., Inc., (0.30%, dated 3/31/16, due 4/1/16; proceeds $363; fully collateralized by a U.S. Government agency security; 4.00% due 9/20/45; valued at $371)	363	363
		623
Total Securities held as Collateral on Loaned Securities (Cost $4,181)		4,181

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $4,516)	4,516,142	4,516
Total Short-Term Investments (Cost $8,697)		8,697
Total Investments (101.9%) (Cost $199,753) Including $6,604 of Securities Loaned (f)(g)		220,634
Liabilities in Excess of Other Assets (-1.9%)		(4,214)
Net Assets (100.0%)		$216,420

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2016 were approximately $6,604,000 and $6,789,000, respectively. The Fund received cash collateral of approximately $5,022,000, of which approximately $4,181,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2016, there was uninvested cash collateral of approximately $841,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,767,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,499,000 and the aggregate gross unrealized depreciation is approximately $17,618,000 resulting in net unrealized appreciation of approximately $20,881,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	4,655	$5,178		4/21/16	$(122)
UBS AG		$305	EUR	272	4/21/16	4
						$(118)

EUR    –  Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.1%
Banks	16.5
Internet Software & Services	8.1
Tech Hardware, Storage & Peripherals	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $118,000.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2016 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,868	$—	$—	$1,868
Airlines	1,065	—	—	1,065
Automobiles	3,572	—	—	3,572
Banks	32,838	2,916	—	35,754
Beverages	4,749	—	—	4,749
Chemicals	3,443	—	—	3,443
Construction & Engineering	3,483	—	—	3,483
Construction Materials	7,101	—	—	7,101
Consumer Finance	2,498	—	—	2,498
Diversified Consumer Services	664	—	—	664
Diversified Financial Services	5,175	—	—	5,175
Diversified Telecommunication Services	4,128	—	—	4,128
Electric Utilities	1,562	—	—	1,562
Electronic Equipment, Instruments & Components	3,977	—	—	3,977
Food & Staples Retailing	6,094	—	—	6,094
Food Products	6,561	—	—	6,561
Health Care Providers & Services	1,053	—	—	1,053
Hotels, Restaurants & Leisure	1,894	1,150	—	3,044
Household Durables	5,876	—	—	5,876
Independent Power Producers & Energy Traders	549	—	—	549
Industrial Conglomerates	7,842	—	—	7,842
Insurance	6,826	—	—	6,826
Internet & Catalog Retail	1,319	—	—	1,319
Internet Software & Services	17,444	—	—	17,444
Machinery	4,546	—	—	4,546
Media	4,910	—	—	4,910
Metals & Mining	509	—	—	509
Multi-line Retail	4,270	—	—	4,270
Oil, Gas & Consumable Fuels	5,696	—	—	5,696
Paper & Forest Products	2,017	—	—	2,017
Personal Products	3,988	—	—	3,988
Pharmaceuticals	2,927	—	—	2,927
Professional Services	1,559	—	—	1,559
Real Estate Management & Development	1,454	1,356	—	2,810
Road & Rail	451	—	—	451
Semiconductors & Semiconductor Equipment	7,874	—	—	7,874
Software	1,518	—	—	1,518
Specialty Retail	798	—	—	798
Tech Hardware, Storage & Peripherals	11,419	—	—	11,419
Textiles, Apparel & Luxury Goods	8,215	—	—	8,215
Trading Companies & Distributors	489	—	—	489
Transportation Infrastructure	2,221	—	—	2,221
Wireless Telecommunication Services	9,207	—	—	9,207
Total Common Stocks	205,649	5,422	—	211,071
Investment Company	—	866	—	866
Short-Term Investments
Investment Company	8,074	—	—	8,074
Repurchase Agreements	—	623	—	623
Total Short-Term Investments	8,074	623	—	8,697
Foreign Currency Forward Exchange Contract	—	4	—	4
Total Assets	213,723	6,915	—	220,638
Liabilities:
Foreign Currency Forward Exchange Contract	—	(122)	—	(122)
Total	$213,723	$6,793	$—	$220,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $169,986,000 transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016. As of March 31, 2016, securities with a total value of approximately $259,000 transferred from Level 3 to Level 1. Securities that were valued using significant unobservable inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)

Beginning Balance	$718
Purchases	—
Sales	(262)
Amortization of discount	—
Transfers in	—
Transfers out	(259)
Corporate actions	—
Change in unrealized appreciation (depreciation)	(48)
Realized gains (losses)	(149)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(48)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016